Positions or transactions deriving from atypical and/or unusual operations	12 Months Ended
Dec. 31, 2025
Positions or transactions deriving from atypical and/or unusual operations
Positions or transactions deriving from atypical and/or unusual operations	39 Positions or transactions deriving from atypical and/or unusual operations In 2025, in 2024 and 2023, no transactions deriving from atypical and/or unusual operations were reported.